REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract owners of
General American Separate Account Two
and Board of Directors of
Metropolitan Tower Life Insurance Company

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of each of the divisions of General American Separate Account Two (the “Separate Account”) listed in Note 2 (collectively, the “Divisions”) as of December 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Divisions as of December 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2025, by correspondence with the Separate Account’s custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 27, 2026

We have served as the Separate Account’s auditor since 2000.

This page is intentionally left blank.

GENERAL AMERICAN SEPARATE ACCOUNT TWO
OF METROPOLITAN TOWER LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

	BHFTI MFS® Research International Division	BHFTII BlackRock Ultra-Short Term Bond Division	BHFTII Brighthouse/ Wellington Balanced Division	BHFTII Jennison Growth Division
Assets:
Investments at fair value	$912,648	$284,151		$3,162,079	$11,926,510
Due from Metropolitan Tower Life Insurance Company	8	2		—	159
Total Assets	912,656	284,153		3,162,079	11,926,669
Liabilities:
Accrued fees	8	16		—	—
Due to Metropolitan Tower Life Insurance Company	—	—		10	—
Total Liabilities	8	16		10	—
Net Assets	$912,648	$284,137		$3,162,069	$11,926,669

The accompanying notes are an integral part of these financial statements.

GENERAL AMERICAN SEPARATE ACCOUNT TWO
OF METROPOLITAN TOWER LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Concluded)

December 31, 2025

	BHFTII MetLife Aggregate Bond Index Division	BHFTII MetLife Stock Index Division	BHFTII MFS® Value Division	Fidelity® VIP Equity-Income Division
Assets:
Investments at fair value	$393,347		$31,158,555	$4,279,819	$5,981,467
Due from Metropolitan Tower Life Insurance Company	12		—	—	—
Total Assets	393,359		31,158,555	4,279,819	5,981,467
Liabilities:
Accrued fees	22		—	16	—
Due to Metropolitan Tower Life Insurance Company	—		70	23	13
Total Liabilities	22		70	39	13
Net Assets	$393,337		$31,158,485	$4,279,780	$5,981,454

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

GENERAL AMERICAN SEPARATE ACCOUNT TWO
OF METROPOLITAN TOWER LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
For the year ended December 31, 2025

	BHFTI MFS® Research International Division	BHFTII BlackRock Ultra-Short Term Bond Division	BHFTII Brighthouse/ Wellington Balanced Division	BHFTII Jennison Growth Division	BHFTII MetLife Aggregate Bond Index Division	BHFTII MetLife Stock Index Division	BHFTII MFS® Value Division	Fidelity® VIP Equity-Income Division
Investment Income:
Dividends	$18,470	$14,607		$66,921		$—	$7,996		$286,310	$73,471	$101,721
Expenses:
Mortality and expense risk charges	9,095	2,863		29,896		117,643	3,914		287,933	38,250	58,144
Net investment income (loss)	9,375	11,744		37,025		(117,643)	4,082		(1,623)	35,221	43,577
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	53,675	—		332,836		1,993,241	—		2,510,870	458,358	317,927
Realized gains (losses) on sale of investments	16,662	391		8,189		206,391	(2,796)		793,674	(15,233)	153,701
Net realized gains (losses)	70,337	391		341,025		2,199,632	(2,796)		3,304,544	443,125	471,628
Change in unrealized gains (losses) on investments	97,260	(3,340)		(46,558)		(687,810)	21,385		1,154,020	(3,792)	430,359
Net realized and change in unrealized gains (losses) on investments	167,597	(2,949)		294,467		1,511,822	18,589		4,458,564	439,333	901,987
Net increase (decrease) in net assets resulting from operations	$176,972	$8,795		$331,492		$1,394,179	$22,671		$4,456,941	$474,554	$945,564

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

GENERAL AMERICAN SEPARATE ACCOUNT TWO
OF METROPOLITAN TOWER LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2025 and 2024

	BHFTI MFS® Research International Division				BHFTII BlackRock Ultra-Short Term Bond Division		BHFTII Brighthouse/ Wellington Balanced Division				BHFTII Jennison Growth Division		BHFTII MetLife Aggregate Bond Index Division		BHFTII MetLife Stock Index Division			BHFTII MFS® Value Division
	2025	2024		2025	2024	2025		2024		2025	2024	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$9,375		$8,715		$11,744	$14,043		$37,025		$24,176	$(117,643)	$(120,813)		$4,082	$8,707	$(1,623)		$57,348	$35,221		$41,618
Net realized gains (losses)	70,337		41,330		391	557	341,025		409,931		2,199,632	1,680,929		(2,796)	(5,445)	3,304,544	3,060,427		443,125		364,343
Change in unrealized gains (losses) on investments	97,260	(22,629)			(3,340)	(2,898)		(46,558)		46,460	(687,810)		1,488,091	21,385	(3,051)	1,154,020		2,552,457		(3,792)	55,496
Net increase (decrease) in net assets resulting from operations	176,972	27,416			8,795	11,702		331,492		480,567	1,394,179		3,048,207	22,671	211	4,456,941		5,670,232		474,554	461,457
Contract Transactions:
Purchase payments received from Contract owners	780		855		—	—	1,200		1,200	879	1,975		—	—	70,727	70,282		660	2,160
Net transfers (including fixed account)	122		2,369		—	—	—		—	—	(12,685)		—	—	5,341	(328,964)		—	—
Transfers for Contract benefits and terminations	(119,818)	(179,577)			(12,954)	(15,405)		(77,364)		(3,983,594)	(1,521,365)		(2,265,750)	(19,461)	(39,657)	(1,545,867)		(2,467,557)		(190,900)	(702,325)
Net increase (decrease) in net assets resulting from Contract transactions	(118,916)	(176,353)			(12,954)	(15,405)		(76,164)		(3,982,394)	(1,520,486)		(2,276,460)	(19,461)	(39,657)	(1,469,799)		(2,726,239)		(190,240)	(700,165)
Net increase (decrease) in net assets	58,056	(148,937)			(4,159)	(3,703)		255,328		(3,501,827)	(126,307)		771,747	3,210	(39,446)	2,987,142		2,943,993		284,314	(238,708)
Net Assets:
Beginning of year	854,592	1,003,529			288,296	291,999		2,906,741		6,408,568	12,052,976		11,281,229	390,127	429,573	28,171,343		25,227,350		3,995,466	4,234,174
End of year	$912,648		$854,592		$284,137	$288,296		$3,162,069		$2,906,741	$11,926,669		$12,052,976	$393,337	$390,127	$31,158,485	$28,171,343		$4,279,780		$3,995,466

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

GENERAL AMERICAN SEPARATE ACCOUNT TWO
OF METROPOLITAN TOWER LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Concluded)
For the years ended December 31, 2025 and 2024

	Fidelity® VIP Equity-Income Division
	2025	2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$43,577	$44,680
Net realized gains (losses)	471,628	468,119
Change in unrealized gains (losses) on investments	430,359	268,282
Net increase (decrease) in net assets resulting from operations	945,564	781,081
Contract Transactions:
Purchase payments received from Contract owners	128	2,317
Net transfers (including fixed account)	—	(9,990)
Transfers for Contract benefits and terminations	(772,404)	(747,399)
Net increase (decrease) in net assets resulting from Contract transactions	(772,276)	(755,072)
Net increase (decrease) in net assets	173,288	26,009
Net Assets:
Beginning of year	5,808,166	5,782,157
End of year	$5,981,454	$5,808,166

The accompanying notes are an integral part of these financial statements.

GENERAL AMERICAN SEPARATE ACCOUNT TWO
OF METROPOLITAN TOWER LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS

1.
ORGANIZATION

General American Separate Account Two (the “Separate Account”), a separate account of Metropolitan Tower Life Insurance Company (the “Company”), was established by the Board of Directors of General American Life Insurance Company (“GALIC”) on October 22, 1970 to support operations of GALIC with respect to certain variable annuity contracts (the “Contracts”). Effective after the close of the New York Stock Exchange on April 27, 2018, GALIC merged with and into the Company while concurrently changing the state of domicile to Nebraska (the “Merger”). Upon the Merger, the Separate Account became a separate account of the Company. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the United States Securities and Exchange Commission, as well as the Nebraska Department of Insurance.

The Separate Account is divided into divisions (the “Divisions”), each of which is treated as an individual accounting entity for financial reporting purposes. Each Division invests in shares of the corresponding portfolio (with the same name) of registered investment management companies (the “Trusts”), which are presented below:

Brighthouse Funds Trust I (“BHFTI”)

Brighthouse Funds Trust II (“BHFTII”)

Fidelity® Variable Insurance Products (“Fidelity VIP”)

The assets of each of the Divisions of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the Contracts cannot be used for liabilities arising out of any other business conducted by the Company.

2.
LIST OF DIVISIONS

The following Divisions had net assets as of December 31, 2025:

BHFTI MFS® Research International Division

BHFTII BlackRock Ultra-Short Term Bond Division

BHFTII Brighthouse/Wellington Balanced Division

BHFTII Jennison Growth Division

BHFTII MetLife Aggregate Bond Index Division

BHFTII MetLife Stock Index Division

BHFTII MFS® Value Division

Fidelity® VIP Equity-Income Division

3.
SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, Investment Companies.

Security Transactions

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

GENERAL AMERICAN SEPARATE ACCOUNT TWO
OF METROPOLITAN TOWER LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

3.
SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Security Valuation

A Division’s investment in shares of a portfolio of the Trusts is valued at fair value based on the closing net asset value (“NAV”). All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Divisions. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Division invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their daily NAV as reported by the Trusts at the close of each business day.

ASC Topic 820, Fair Value Measurement (“ASC 820”) provides that the Separate Account is not required to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Additionally, ASC 820 does not require certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The Separate Account’s investments in shares of a portfolio of the Trusts are using NAV as a practical expedient, therefore investments are not categorized within the ASC 820 fair value hierarchy.

Federal Income Taxes

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Annuity Payouts

Net assets allocated to Contracts in the annuity payout period are computed according to industry standard mortality tables and, if any, are shown in net assets from Contracts in payout on the statements of assets and liabilities. The assumed investment return is 4.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. There were no Contracts in payout/annuitization at December 31, 2025. Annuity payouts, if any, are included in transfers for Contract benefits and terminations on the statements of changes in net assets of the applicable Divisions.

Purchase Payments

Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Divisions in accordance with the selection made by the Contract owner. Purchase payments received from Contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus for the Contracts, and are reported as Contract transactions on the statements of changes in net assets of the applicable Divisions.

Net Transfers

Assets transferred by the Contract owner into or out of Divisions within the Separate Account or into or out of the fixed account, which is part of the Company’s general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Divisions.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

GENERAL AMERICAN SEPARATE ACCOUNT TWO
OF METROPOLITAN TOWER LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

3.
SIGNIFICANT ACCOUNTING POLICIES — (Concluded)

Segment Reporting

Each Division of the Separate Account constitutes a single operating segment and therefore, a single reportable segment. The chief operating decision maker (“CODM”) oversees the activities of the Separate Account using information of each Division. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity Contracts issued by the Company to support the liabilities of the applicable Contracts. The Divisions have identified the Company’s Assistant Vice President of Life and Annuity Products as the CODM.

The CODM uses the increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the Divisions within the Separate Account. The accounting policies used to measure profit and loss of the segment are the same as those described in the summary of significant accounting policies. The measure of segment assets is reported on the statements of assets and liabilities as net assets. The measure of segment profit and loss is reported on the statements of operations and changes in net assets as increase (decrease) in net assets from operations. All assets and increases (decreases) in net assets from operations are generated in the U.S.

4.
EXPENSES & CONTRACT CHARGES

The following annual Separate Account charge paid to the Company is an asset-based charge assessed through a daily reduction in unit values which is recorded as an expense in the accompanying statements of operations of the applicable Divisions:

Mortality and Expense Risk — The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the insured (the annuitant) may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

The table below represents the effective annual rate for the charge for the year ended December 31, 2025:

Mortality and Expense Risk	1.00%*

The above referenced charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular Contract.

Asset-based charges that have not been redeemed from the Divisions are recorded as Accrued Fees in the accompanying statements of assets and liabilities of the Divisions.

Separate Accounts charges referred to in this disclosure are for current charges of the Contracts. A Contract administrative charge of $10 is assessed on an annual basis for Contracts sold before May 1982. In addition, a transfer fee of $5 is imposed whenever assets are transferred between the Company’s general account and the Separate Account for Contracts sold before May 1982. The Company is currently waiving the Contract administrative charge and the transfer fee, but reserves the right to impose such charges in the future. The Contracts impose a surrender charge which ranges from 0.0 percent to 9.0 percent if the Contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through redemption of units, and recorded as Contract charges in the accompanying statements of changes in net assets of the applicable Divisions for the years ended December 31, 2025 and 2024. There were no such charges for the years ended December 31, 2025 and 2024.

* For Contracts issued prior to February 23, 1998 that are invested in BHFTII MFS® Value Division, daily adjustments to values in the Separate Account are made to fully offset the effect of a $10 administrative fee charged to the BHFTII MFS® Value Division by the Company which equates to an annual ratio of 0.75% for these net assets.

GENERAL AMERICAN SEPARATE ACCOUNT TWO
OF METROPOLITAN TOWER LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

5.
STATEMENT OF INVESTMENTS
	As of December 31, 2025			For the year ended December 31, 2025
	Shares	Cost ($)	Cost of Purchases ($)	Proceeds from Sales ($)
BHFTI MFS® Research International Division	67,304		777,196	91,931	147,787
BHFTII BlackRock Ultra-Short Term Bond Division	2,775		278,147	16,501	17,703
BHFTII Brighthouse/Wellington Balanced Division	166,776		2,882,287	401,488	107,811
BHFTII Jennison Growth Division	760,135		10,560,866	2,044,600	1,700,433
BHFTII MetLife Aggregate Bond Index Division	40,302		427,823	8,069	23,738
BHFTII MetLife Stock Index Division	419,079		21,511,607	3,809,024	2,771,890
BHFTII MFS® Value Division	314,000		4,559,563	538,953	233,876
Fidelity® VIP Equity-Income Division	203,244		4,735,056	439,519	849,682

This page is intentionally left blank.

GENERAL AMERICAN SEPARATE ACCOUNT TWO
OF METROPOLITAN TOWER LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.

SCHEDULES OF UNITS
For the years ended December 31, 2025 and 2024:
	BHFTI MFS® Research International Division		BHFTII BlackRock Ultra-Short Term Bond Division				BHFTII Brighthouse/ Wellington Balanced Division		BHFTII Jennison Growth Division			BHFTII MetLife Aggregate Bond Index Division			BHFTII MetLife Stock Index Division
	2025	2024	2025	2024		2025	2024	2025	2024	2025		2024		2025	2024
Units beginning of year	23,216	27,844		13,521		14,250	21,400	53,182		72,614		87,655		9,911	10,899	90,334	99,843
Units issued and transferred from other funding options	493	85		85	—	22	9	315		298	—		—	3,226	7,217
Units redeemed and transferred to other funding options	(3,303)	(4,713)		(682)		(729)	(552)	(31,791)		(9,287)		(15,339)		(482)	(988)	(7,736)	(16,726)
Units end of year	20,406	23,216		12,924		13,521	20,870	21,400		63,642		72,614		9,429	9,911	85,824	90,334
	BHFTII MFS® Value Division		Fidelity® VIP Equity-Income Division
	2025	2024	2025	2024
Units beginning of year	20,213	23,644		57,366	65,214
Units issued and transferred from other funding options	20	41		203	91
Units redeemed and transferred to other funding options	(788)	(3,472)		(7,434)	(7,939)
Units end of year	19,445	20,213		50,135	57,366

GENERAL AMERICAN SEPARATE ACCOUNT TWO
OF METROPOLITAN TOWER LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.
FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Divisions. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net assets, net investment income ratios, expense ratios, excluding expenses for the underlying portfolio, and total return ratios for the five years ended December 31, 2025:

		As of December 31					For the year ended December 31
		Units	Unit Value Lowest to Highest ($)		Net Assets ($)	Investment[1] Income Ratio (%)	Expense[2] Ratio Lowest to Highest (%)		Total[3] Return Lowest to Highest (%)
BHFTI MFS® Research	2025	20,406		44.73		912,648		2.03		1.00	21.50
International Division	2024	23,216		36.81		854,592		1.89		1.00	2.13
	2023	27,844		36.04		1,003,529		1.74		1.00	11.93
	2022	33,417		32.20		1,076,046		2.09		1.00	(18.13)
	2021	35,542		39.33		1,397,815		1.14		1.00	10.87
BHFTII BlackRock	2025	12,924		21.99		284,137		5.10		1.00	3.11
Ultra-Short Term Bond	2024	13,521		21.32		288,296		5.78		1.00	4.05
Division	2023	14,250		20.49		291,999		1.75		1.00	4.01
	2022	16,136		19.70		317,913		—		1.00	0.44
	2021	16,266		19.62		319,089		0.34		1.00	(1.19)
BHFTII	2025	20,870		151.51		3,162,069		2.24		1.00	11.55
Brighthouse/Wellington	2024	21,400		135.83		2,906,741		1.72		1.00	12.72
Balanced Division	2023	53,182		120.50		6,408,568		2.15		1.00	16.93
	2022	55,601		103.05		5,729,903		1.72		1.00	(17.90)
	2021	57,321		125.52		7,195,200		1.84		1.00	12.89
BHFTII Jennison Growth	2025	63,642		187.40		11,926,669		—		1.00	12.90
Division	2024	72,614		165.99		12,052,976		—		1.00	28.97
	2023	87,655		128.70		11,281,229		—		1.00	51.74
	2022	107,090		84.81		9,082,755		—		1.00	(39.48)
	2021	117,740		140.14		16,499,817		—		1.00	16.00
BHFTII MetLife Aggregate	2025	9,429		41.72		393,337		2.04		1.00	5.98
Bond Index Division	2024	9,911		39.36		390,127		3.07		1.00	(0.13)
	2023	10,899		39.41		429,573		2.92		1.00	4.15
	2022	12,258		37.84		463,865		2.64		1.00	(13.96)
	2021	14,668		43.98		645,087		2.29		1.00	(2.90)
BHFTII MetLife Stock Index	2025	85,824		363.05		31,158,485		0.99		1.00	16.42
Division	2024	90,334		311.86		28,171,343		1.22		1.00	23.42
	2023	99,843		252.67		25,227,350		1.40		1.00	24.69
	2022	112,748		202.64		22,846,956		1.29		1.00	(19.11)
	2021	116,229		250.51		29,116,200		1.51		1.00	27.08
BHFTII MFS® Value	2025	19,445		188.83 - 422.54		4,279,780		1.79		0.75 - 1.00	12.16 - 12.44
Division	2024	20,213		168.35 - 375.78		3,995,466		1.88		0.75 - 1.00	10.79 - 11.07
	2023	23,644		151.96 - 338.32		4,234,174		1.88		0.75 - 1.00	7.08 - 7.34
	2022	25,671		141.91 - 315.18		4,285,513		1.69		0.75 - 1.00	(6.91) - (6.68)
	2021	30,825		152.45 - 337.73		5,424,523		1.56		0.75 - 1.00	24.29 - 24.61

GENERAL AMERICAN SEPARATE ACCOUNT TWO
OF METROPOLITAN TOWER LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Concluded)

7.
FINANCIAL HIGHLIGHTS — (Concluded)
		As of December 31				For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense[2] Ratio Lowest to Highest (%)		Total[3] Return Lowest to Highest (%)
Fidelity® VIP Equity-Income	2025	50,135		119.31	5,981,454		1.75		1.00	17.84
Division	2024	57,366		101.25	5,808,166		1.76		1.00	14.19
	2023	65,214		88.66	5,782,157		1.93		1.00	9.55
	2022	72,674		80.94	5,881,917		1.86		1.00	(5.90)
	2021	77,334		86.01	6,651,586		1.76		1.00	23.65
1
These amounts represent the dividends, excluding distributions of capital gains, received by the Division from the underlying portfolio, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against Contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying portfolio in which the Division invests.
2
These amounts represent annualized Contract expenses of each of the applicable Divisions, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying portfolio have been excluded.
3
These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Division.

This page is intentionally left blank.